Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Harden Technologies, Inc.
Entity Central Index Key	0001873723
Entity File Number	001-41993
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Building 8
Entity Address, Address Line Two	No. 6 Jingye Road
Entity Address, Address Line Three	Torch Development Zone
Entity Address, City or Town	Zhongshan City
Entity Address, Country	CN
Entity Address, Postal Zip Code	528400
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	10,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jiawen Miao
Entity Address, Address Line One	Building 8
Entity Address, Address Line Two	No. 6 Jingye Road
Entity Address, Address Line Three	Torch Development Zone
Entity Address, City or Town	Zhongshan City
Entity Address, Country	CN
Entity Address, Postal Zip Code	528400
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	760-89935422